Dividends (Tables)	12 Months Ended
Dec. 31, 2024
Dividends
Schedule of Cash flows from dividends paid are classified under operating activities	The table below illustrates the dividends declared and paid:

Figures in million – SA rand unless stated otherwise	2024	2023	2022
Dividend declared and paid (interim)	—	1,501	3,905
Dividend declared after 31 December (final)	—	—	3,452
Total dividends declared for the year	—	1,501	7,357
Dividend per share (interim) — cents	—	53	138
Dividend per share (final) — cents	—	—	122
Dividends paid during the financial year	—	4,953	9,197
Dividends paid to NCI of subsidiaries during the financial year	173	365	256
Total dividends paid for the year[1]	173	5,318	9,453
1The dividends paid is impacted by the number of shares in issue at the time of payment

Schedule of Reconciliation of (loss)/profit attributable to the owners	Reconciliation of profit attributable to the owners of Sibanye-Stillwater to normalised earnings

Figures in million – SA rand	2024	2023	2022
(Loss)/profit attributable to the owners of Sibanye-Stillwater	(7,297)	(37,772)	18,396
Adjusted for:
(Gain)/loss on financial instruments	(5,433)	(235)	4,279
Gain on foreign exchange differences	215	(1,973)	(616)
Gain on disposal of property, plant and equipment	(55)	(105)	(162)
Impairments/(reversal of impairments)	9,173	47,454	(6)
Gain on acquisition	—	(898)	—
Restructuring costs	550	515	363
Transaction costs	851	474	152
Occupational healthcare gain	(76)	(365)	(211)
Gain on remeasurement of previous interest in Kroondal	—	(298)	—
Gain on increase in equity-accounted investment	(2)	(5)	—
Change in estimated deferred tax rate	(364)	726	(53)
Share of results of equity-accounted investees after tax	(212)	1,174	(1,287)
Provision for community costs post closure	24	—	—
Cyber security costs	67	—	—
Compensation for losses incurred	(26)	—	—
Loss on deconsolidation of subsidiaries	—	—	308
Profit on sale of Lonmin Canada	—	—	(145)
Tax effect of the items adjusted above	332	(6,664)	(33)
NCI effect of the items listed above	793	(276)	36
Normalised earnings[1]	(1,460)	1,752	21,021
1.Non-IFRS measures such as normalised earnings is the responsibility of the Group’s Board of Directors and presented for illustration purposes only, and because of its nature, normalised earnings should not be considered as a representation of financial performance under IFRS Accounting Standards